Convertible Notes Payable (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable	Convertible notes payable includes the followings:
	December 31,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	USD
Investors	109,119,912	238,739,310	33,350,000
Total	109,119,912	238,739,310	33,350,000